Taxes (Details 4) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
VAT tax payable	$ 191,284	$ 461,107
Corporate income tax payable	2,927,254	1,596,874
Land use tax and other taxes payable	233,974	252,921
Total	$ 3,352,512	$ 2,310,902